Cover	Jun. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 30, 2026
Entity Registrant Name	Exicure, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39011
Entity Tax Identification Number	81-5333008
Entity Address, Address Line One	400 Seaport Court
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	847
Local Phone Number	673-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	XCUR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001698530
Amendment Flag	false